13F-HR

           EMAIL
                 03/31/00

                    0000793022
                    sxotty5@

                  NONE
         1

                 Pam Holm
                (713) 961-0462

        pholm@kingadvisors.com

                 13F-HR
 Form 13F Holdings Report Initial Filing

                              UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

          Houston, TX  77056

13F File Number:  28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger E. King
Title:     President
Phone:     (713) 961-0462

Signature, Place, and Date of Signing:

          ,


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     802321


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ace Limited                 Common              G0070K103      276     7500 X                                 7500        0        0
Ackerley Group Inc          Common              004527107     3767   312590 X                               312590        0        0
ACTV US                     Common              00088E104      201    49254 X                                49254        0        0
Adelphia Comm CL A          Common              006848105    41637  1028069 X                              1027166        0      903
Adeptec Inc                 Common              00651F108      549    63360 X                                63360        0        0
Alpharma                    Common              020813101     9080   277325 X                               277240        0       85
AOL Time Warner             Common              00184A105      213     5316 X                                 5316        0        0
Arrow Electronics           Common              042735100      943    41720 X                                41714        0        6
AT&T Corp.  Cl A            Common              001957208    17004  1214537 X                              1214021        0      516
Beckman Coulter Inc         Common              075811109      364     9300 X                                 9300        0        0
Belo Corp                   Common              080555105     2042   123970 X                               123970        0        0
Biogen                      Common              090597405     6589   104070 X                               104070        0        0
Boston Scientific           Common              101137107    53140  2633285 X                              2631310        0     1975
Broadwing Inc               Common              111620100    35812  1870083 X                              1868214        0     1869
Cablevision Rainbow Media   Common              12686C844     4384   168614 X                               168454        0      161
Cablevision Systems         Common              12686C109    25765   366185 X                               365864        0      321
Cendant Corp                Common              151313103    25777  1766730 X                              1765514        0     1216
Centurytel Inc              Common              156700106    16529   574925 X                               574060        0      865
Charter Comm-A              Common              16117M107    22136   978371 X                               976149        0     2222
Citizens Comm               Common              17453B101    14432  1140880 X                              1139086        0     1795
Countrywide Credit Inds     Common              222372104     6246   126560 X                               126526        0       34
Diebold Incorporated        Common              253651103    26600   968693 X                               967883        0      811
Dobson Communications       Common              256069105    37545  2266860 X                              2264448        0     2413
Dollar Thrifty Automotive   Common              256743105     8489   412090 X                               412090        0        0
E Trade                     Common              269246104     4685   671150 X                               670998        0      152
Elan Corp PLC               Common              284131208    50326   963186 X                               962435        0      751
Energizer Holdings Inc.     Common              29266R108    10773   430905 X                               430874        0       31
Equifax                     Common              294429105     9023   288736 X                               288408        0      329
Fox                         Common              35138T107    20287  1035055 X                              1034206        0      849
Gaylord                     Common              267905106      584    21950 X                                21950        0        0
General Motors - Class H    Common              370442832     2008   102980 X                               102776        0      204
GlaxoSmithkline Beecham     Common              832377105      515     9839 X                                 9839        0        0
Global Crossing Ltd         Common              G3921A100    22903  1697761 X                              1696095        0     1666
Hibernia                    Common              428656102      425    30420 X                                30420        0        0
King Pharmaceuticals Inc    Common              495582108    25247   619570 X                               618560        0     1010
Knight Trading              Common              499063105    10087   689710 X                               689322        0      388
Kroger                      Common              201044101     2765   107220 X                               106881        0      340
Labranche & Co              Common              505447102     8242   256280 X                               255986        0      294
Lehman Bros Holdings        Common              524908100    18215   290515 X                               290183        0      332
Manpower                    Common              56418H100     4270   148280 X                               148266        0       14
MBIA Incorporated           Common              55262C100     1386    17175 X                                17175        0        0
Media General               Common              584404107    19373   420245 X                               419836        0      410
Meredith Corporation        Common              589433101     1839    52665 X                                52658        0        8
Metris                      Common              591598107    23504  1131095 X                              1130201        0      895
Microcell Commun            Common              59501T304     1258   113095 X                               113095        0        0
Mylan Labs                  Common              628530107    23527   910125 X                               910049        0       76
Nextel Comm Inc CL A        Common              628530107    13401   932212 X                               931231        0      982
Nextel Partners Inc CL A    Common              65333F107     4272   311025 X                               311012        0       14
Paxson Communications       Common              704231109     6497   666320 X                               665820        0      500
Pegasus Communication       Common              70556E100     7298   317315 X                               317294        0       21
Pepsi Americas              Common              71343P200     3902   250121 X                               250068        0       53
Primaco AG-spon ADR         Common              74154N108     1993   295225 X                               295209        0       16
Radiance Medical            Common              750241101     1059   294800 X                               294800
Riggs National Corp         Common              766570105      714    45000 X                                45000        0        0
Rural Cellular Corp.        Common              781904107    10645   395189 X                               394662        0      527
Siliconix                   Common              827079203     1652    54610 X                                54610        0        0
Southwest Gas               Common              844895102     2628   126052 X                               126035        0       18
St. Jude Medical Inc.       Common              798049103     1079    20035 X                                20035        0        0
Telephone&Data Systems      Common              879433100    41091   439476 X                               439044        0      433
ToysRUs                     Common              892335100     1605    63935 X                                63935        0        0
Tricon                      Common              895953107     1419    37160 X                                37143        0       18
United Global               Common              913247508     7898   601728 X                               600990        0      738
Verizon Communications      Common              92343V104     2492    50555 X                                50532        0       23
Vishay                      Common              928298108     6851   344250 X                               343711        0      539
VISX                        Common              92844S105    19984  1163901 X                              1162974        0      927
Voicestream Wireless        Common              928615103       57      620 X                                  620        0        0
Watson Pharmaceutical Inc   Common              942683103    16998   323164 X                               322792        0      372
Western Wireless  Cl A      Common              95988E204    25849   636281 X                               635513        0      768
Williams Sonoma             Common              969904101     1542    58740 X                                58723        0       18
Winstar Comm Inc.           Common              975515107      633   293341 X                               292776        0      565

